VARIABLE INTEREST ENTITIES ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2016 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2017	$ 17,100
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022 and thereafter	47,084
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022 and thereafter	49,895
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022 and thereafter	49,895
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021	17,100
2022 and thereafter	52,800
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2017	20,910
2018	20,446
2019	19,934
2020	19,466
2021	18,953
2022 and thereafter	68,097
CCBFL Lessor Agreement [Member] | Golar Seal [Member]
Variable Interest Entity [Line Items]
2017	15,151
2018	15,151
2019	15,193
2020	15,151
2021	15,151
2022 and thereafter	$ 60,646